9. Business Acquisitions	12 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Business Acquisitions

Business Acquisition – Tax Coach Software, Inc.

Effective October 1, 2015, the Company completed the acquisition of Tax Coach Software, LLC, an Ohio limited liability company (“Tax Coach Software”). The purchase was made by Financial Gravity Holdings, Inc. Under the terms of the acquisition, the Company acquired 100% of Tax Coach Software’s stock in a stock exchange. Total stock exchanged was 6,000,000 shares (as amended), at par value of $0.001 per share, from the Company for 100% of the shares of Tax Coach Software. Goodwill, as a result of this acquisition, is not deductible for tax purposes.

Certificates representing the shares were required to be deposited in escrow as of the effective date of the acquisition. As part of the purchase agreement documentation, the Sellers maintained the right to unwind the transaction under certain conditions as described. The Sellers also retained all rights as shareholders while shares were held in escrow, including the right to vote. Under the escrow agreement, if the average daily closing price of the shares for any continuous 10-day trading period equals or exceeds $1.00 during the thirty-six months following October 28, 2015, the Company had the right to cause the shares deposited in escrow to be distributed to the Sellers, terminating any right to unwind the transaction. If the shares did not trade as to provide a closing price during the thirty-six months following October 28, 2015 or if the average daily closing price of the shares for any continuous 10-day trading period failed to equal or exceed $1.00 during the thirty-six months following October 28, 2015, then no later than five days following the conclusion of the thirty-six month period, the Sellers would have the right to unwind the acquisition of Tax Coach Software by the Company and the Company would immediately transfer the ownership of Tax Coach Software back to the Sellers in exchange for the return of common stock issued during the acquisition. The closing price was defined as the last closing trade price for the shares on an electronic bulletin board as reported by Bloomberg or on the NASDAQ Capital Market or the highest bid price as reported on “pink sheets” by Pink Sheets LLC (formerly the National Quotation Bureau, Inc.). If listed for trading on the American or New York Stock Exchange during the thirty-six months following October 28, 2015 it will be deemed to meet the $1.00 benchmark.

On November 11, 2016, the parties to the escrow agreement agreed (in a Company Distribution Notice) that the average daily closing price of the shares had exceeded the $1.00 threshold and accordingly, the shares were released from escrow and the right to unwind the Tax Coach Software acquisition transaction terminated.

Three employment agreements were made as a condition to the acquisition. Each agreement has an effective date as of November 1, 2015 and is effective for a period of three years. Two employee agreements include a base salary of $42,000 per year, per employee. These same two agreements, include a bonus that is calculated, for each employee, as the sum of 40% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 20% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. One employee agreement includes a base salary of $60,000 per year. This same agreement, includes a bonus that is calculated as the sum of 20% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 10% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. Gross profit is determined in accordance with generally acceptable accounting principles, net of other amounts paid under employment and consulting agreements. The agreements also include other certain termination and non-compete clauses. Compensation during the month of October 2015 to be paid to the three employees totals an aggregate amount of $49,150. Three consulting agreements were made as a condition to the acquisition. Two agreements require certain services at a fixed fee of $17,000 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement was terminated by the Company during December 2017. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause. $444,600 and $444,650 in professional fees were paid under these 3 agreements during the years ended September 30, 2017 and 2016, respectively.

Tax Coach Software, located in Cincinnati, Ohio, provides three primary services including monthly subscription revenue from the “Tax Coach” software system, coaching revenue and email marketing services for customers.

The transaction resulted in a fair value of the acquisition of $1,094,702 as follows:

Common stock issued in stock exchange at a value of $0.25 per share (as amended)	$1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Total value of the goodwill generated on acquisition	1,904,620

Intangible assets acquired	(719,400)
Net tangible assets acquired	(90,518)
Total assets acquired	(809,918)

Total fair value of acquisition	$1,094,702

The intangible assets were as follows:

Customer relationships	$44,900
Proprietary content	525,100
Trade name	69,300
Prospect list	53,800
Non-compete agreements	26,300
Total intangible assets	$719,400

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$57,025
Accounts receivable	15,476
Accounts receivable - other	5,408
Internally developed software	152,000
Total tangible assets	229,909

Liabilities assumed:
Accrued expenses	69,485
Line of credit	69,906
Total liabilities	139,391

Net acquired assets	$90,518

The primary asset acquired from Tax Coach Software is the proprietary content which includes a comprehensive platform of tax planning strategies including marketing and instructional guides. TCS will provide the Company with expertise in areas of service which expand beyond the Company’s current service areas. The Company believes they will also be able to leverage the use of the proprietary content in maximizing the benefits of consulting with customers. The acquisition of this entity increases the additional services the Company can provide to high net worth individuals and business in accordance with its strategic business plan.